Intangible assets (Tables)	3 Months Ended
Nov. 30, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Detailed Information About Intangible Assets

                A continuity of the Company’s accumulated impairment losses for intangibles is as follows:

Cost	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2020	9,430,265	1,322,802	10,763,975	2,310,475	3,671,954	27,499,471
Disposal of Motorsports	-	-	(3,598,869)	(201,627)	(222,650)	(4,023,146)
Foreign exchange and other	-	20,516	322,019	101,056	14,663	458,254
November 30, 2020	9,430,265	1,343,318	7,487,125	2,209,904	3,463,967	23,934,579

August 31, 2021	9,430,265	1,073,045	8,330,683	2,137,449	3,624,300	24,595,742
Foreign exchange and other	-	(11,723)	(219,879)	(63,862)	(11,917)	(307,381)
November 30, 2021	9,430,265	1,061,322	8,110,804	2,073,587	3,612,383	24,288,361

Accumulated amortization	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2020	628,684	793,041	4,909,000	1,077,491	648,933	8,057,149
Amortization	471,513	51,594	779,385	122,746	145,910	1,571,148
Disposal of Motorsports	-	-	(532,412)	(201,627)	(222,650)	(956,689)
Foreign exchange	-	17,427	301,761	49,090	(69,603)	298,675
November 30, 2020	1,100,197	862,062	5,457,734	1,047,700	502,590	8,970,283

August 31, 2021	2,514,737	966,444	6,340,302	1,375,647	916,368	12,113,498
Amortization	471,513	28,000	212,167	101,666	135,615	948,961
Foreign exchange	-	(11,723)	(219,879)	(46,975)	(24,112)	(302,689)
November 30, 2021	2,986,250	982,721	6,332,590	1,430,338	1,027,871	12,759,770

Net book value	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2021	6,915,528	106,601	1,990,381	761,802	2,707,932	12,482,244
November 30, 2021	6,444,015	78,601	1,778,214	643,249	2,584,512	11,528,591